SHAREHOLDERS' DEFICIT - Summary of company's outstanding stock options (Details 1) - Stock Options - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Number Of Shares Underlying Options
Outstanding		4,000,000	2,975,000		6,725,000
Granted			1,500,000		700,000
Exercised
Expired		(600,000)	(475,000)		(4,450,000)
Outstanding		3,400,000	4,000,000		2,975,000		6,725,000
Outstanding and exercisable		1,516,666	1,516,666
Weighted Average Exercise Price
Outstanding		$ 0.10	$ 0.90		$ 0.46
Granted			0.10		0.10
Exercised
Expired		0.10	3.58		0.10
Outstanding		0.10	0.10		0.90		$ 0.46
Outstanding and exercisable - Weighted average exercise price		0.10	0.10
Weighted Average Fair Value
Outstanding		0.06	0.54		0.30
Granted			0.04		0.07
Exercised
Expired		0.04	2.94		0.10
Outstanding		0.07	0.06		$ 0.54		$ 0.30
Outstanding and exercisable		$ 0.10	$ 0.10
Options outstanding - Weighted average remaining contractual life (in years)		3 years 5 months 9 days			2 years 6 months 11 days		1 year 7 months 28 days
Options outstanding and exercisable - Weighted average remaining contractual life (in years)		3 years 4 months 2 days	3 years 5 months 9 days
Options outstanding - Intrinsic value		[1]		[1],[2]	$ 0.00	[2]		[2]
Options outstanding and exercisable - Intrinsic value	[1]			[2]

[1]	The aggregate intrinsic value is based on the $0.0625 closing price as of March 31, 2017, for the Company's Common Stock.
[2]	The aggregate intrinsic value is based on the $0.0375 closing price as of December 31, 2016 for the Company's Common Stock.